FOLEY & LARDNER LLP ATTORNEYS AT LAW
777 EAST WISCONSIN AVENUE MILWAUKEE, WI 53202-5306 414.271.2400 TEL 414.297.4900 FAX foley.com
	January 16, 2009	WRITER’S DIRECT LINE 414.297.5596 pfetzer@foley.com EMAIL
VIA EDGAR		CLIENT/MATTER NUMBER 082961-0121

United States
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Hennessy Funds Trust (File No. 811-07168)

Ladies and Gentlemen:

        On behalf of Hennessy Funds Trust, a Delaware statutory trust (the “Company”), we are transmitting for filing an amended registration statement on Form N-14 which is pre-effective amendment No. 1 (the “Amended Registration Statement”). The Amended Registration Statement contains a Proxy Statement/Prospectus that reflects a proposal to approve an Agreement and Plan of Reorganization that provides for the transfer of all of the assets and liabilities of the Tamarack Value Fund, a series of Tamarack Funds Trust, a Delaware statutory trust, in exchange for shares of the Hennessy Select Large Value Fund, a series of the Company.

        This filing is being effected by direct transmission to the EDGAR System.

        Please contact the undersigned at (414) 297-5596 if you have any questions or comments regarding this filing.

Very truly yours, /s/ Peter D. Fetzer Peter D. Fetzer

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